Long Term Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loan from banks and other (NIS)	[1]	$ 25,572	$ 34,447
Other long term debt		115	136
Long-term Debt, Excluding Current Maturities		25,687	34,583
Current maturities (NIS)		(6,299)	(6,769)
Long-term Debt, Total		$ 19,388	$ 27,814
Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	[1]		2.60%
Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	[1]		5.00%

[1]	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.